Equity Method Investment	9 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
EQUITY METHOD INVESTMENT

NOTE 5 — EQUITY METHOD INVESTMENT

As of June 30, 2022, the equity method investment amounted to $4,598,701. The investment represents the Company’s interest in Digiclear Ltd. (“Digiclear”). Digiclear was incorporated on July 13, 2021 in United Kingdom. The company and the other unrelated party accounted for 50% and 50% of the total ownership, respectively. Digiclear is focused on digital asset custody and settlement.

The Company accounts for the investment in Digiclear under the equity method of accounting. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the incorporated-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the post incorporation change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment.

For the three months ended June 30, 2022 and the period from March 17, 2022 (date of investment) through June 30, 2022, loss on investment in Digiclear amounted to $330,680 and $401,299, respectively, and the loss was composed of the Company’s share of Digiclear’s net loss of $88,887 and $119,207, and the adjustment for allocated amortization of intangible asset of $241,793 and $282,092, respectively, were included in loss from equity method investment in the accompanying condensed consolidated statements of operations and comprehensive loss.

The tables below present the summarized unaudited financial information, as provided to the Company by the investee, for the unconsolidated company:

June 30, 2022
Current assets	$9,667
Noncurrent assets	456,631
Current liabilities	231,177
Noncurrent liabilities	—
Equity	235,121
	For the Three Months Ended June 30, 2022	For the Period from March 17, 2022 (Date of Investment) through June 30, 2022
Net revenue	$—	$—
Gross profit	—	—
Loss from operations	177,774	238,415
Net loss	177,774	238,415